Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
AST Quantitative Modeling Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: AST QUANTITATIVE MODELING PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek to obtain a high potential return while attempting to mitigate downside risk during adverse market cycles.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio operates as a "fund-of-funds." That means that the Portfolio invests substantially all of its assets in a combination of other mutual funds (collectively referred to as the Underlying Portfolios) in accordance with its own specialized asset allocation strategy. The only Underlying Portfolios in which the Portfolio invests are other investment portfolios of the Fund and certain money market funds advised by Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) or their affiliates.

The assets of the Portfolio are allocated to a capital growth investment strategy (referred to as the Capital Growth Segment) and a fixed income investment strategy (referred to as the Fixed income Segment). Under normal circumstances, approximately 75% of the net assets attributable to the Capital Growth Segment are invested in Underlying Portfolios that invest primarily in equity securities while the remaining 25% of the Capital Growth Segment's net assets are invested in Underlying Portfolios that invest primarily in debt securities and money market instruments. All of the net assets attributable to the Fixed income Segment are invested in the AST Investment Grade Bond Portfolio of the Fund (the AST Bond Portfolio). The AST Bond Portfolio, in turn, invests at least 80% of its investable assets in investment grade bonds under normal market conditions. Underlying Portfolios that invest primarily in equity securities are sometimes referred to as "Equity Underlying Portfolios" while Underlying Portfolios that invest primarily in debt securities and money market instruments, including the AST Bond Portfolio, are sometimes referred to as "Debt-Money Market Underlying Portfolios."

Approximately 90% of the Portfolio's net assets are allocated to the Capital Growth Segment, with the remainder of its net assets (i.e., approximately 10%) allocated to the Fixed income Segment. Portfolio assets are transferred between the Capital Growth Segment and the Fixed income Segment based on the application of a quantitative model to the Portfolio's overall net asset value (NAV) per share. In general terms, the model seeks to transfer Portfolio assets from the Capital Growth Segment to the Fixed income Segment when the Portfolio's NAV per share experiences certain declines and from the Fixed income Segment to the Capital Growth Segment when the Portfolio's NAV per share experiences certain increases or remains flat over certain periods of time. The model, however, will not generate: (i) a transfer to the Fixed income Segment from the Capital Growth Segment that would result in more than 90% of the Portfolio's net assets being allocated to the Fixed income Segment, (ii) a large-scale transfer between the Portfolio's segments that exceeds certain pre-determined daily percentage thresholds.

In an effort to reduce transaction costs, the Investment Managers or QMA may decline to implement a transfer between the Portfolio's segments that would otherwise be initiated by the quantitative model to the extent such transfer does not exceed certain pre-determined percentage thresholds. In addition, the quantitative model is proprietary and may be changed by the Investment Managers or QMA over time. The Investment Managers or QMA may determine that such a change is appropriate for a variety of reasons, including, without limitation, due to changing market, financial, or economic conditions or to make enhancements to the model based on actual experience.

Below are the approximate exposures to Equity Underlying Portfolios and Debt-Money Market Underlying Portfolios that would result from: (i) an allocation of 90% of the Portfolio's assets to the Capital Growth Segment and the corresponding allocation of Portfolio assets (i.e., 10%) to the Fixed income Segment and (ii) an allocation of 90% of the Portfolio's assets to the Fixed income Segment and the corresponding allocation of Portfolio assets (i.e., 10%) to the Capital Growth Segment.

	Assumed Allocation of Portfolio Assets: 90% Capital Growth Segment* & 10% Fixed income Segment	Assumed Allocation of Portfolio Assets: 10% Capital Growth Segment* & 90% Fixed income Segment
% of Portfolio Assets Allocated to Equity Underlying Portfolios	67.5%	7.5%
% of Portfolio Assets Allocated to Debt-Money Market Underlying Portfolios	32.5%	92.5%

* Assumes that 75% of the Capital Growth Segment's net assets will be invested in Equity Underlying Portfolios while the remaining 25% of the Capital Growth Segment's net assets will be invested in Debt-Money Market Underlying Portfolios.

As shown in the table immediately above, a shareholder's specific investment experience depends, in part, on how the Portfolio's assets are allocated between the Capital Growth Segment and the Fixed income Segment during the period in which the shareholder invested in the Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objectives, the Portfolio cannot guarantee success.

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to "subprime" borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer' s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the "Annual Portfolio Operating Expenses" table above for a variety of reasons, including, for example, if the Portfolio's average net assets decrease.

Fixed income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable to pay obligations when due; the Portfolio may be unable to sell its securities holdings at the price it values the security or at any price; the income generated by and the market price of a fixed income security may decline due to a decrease in interest rates; and the price of a fixed income security may decline due to an increase in interest rates.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investing in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

Fund of Funds Risk. In addition to the risks associated with the investment in the Underlying Portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the Underlying Portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its adviser and subadviser(s), which could impact the Portfolio.

High-Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results.

Model Design and Implementation Risks. The design of QMA's underlying models may be flawed or incomplete. These models are based on historical and theoretical underpinnings that QMA believes are sound, but there is no guarantee that these underpinnings will correlate with security price behavior in the manner assumed by the models or that the quantitative techniques that underlie QMA's portfolio construction processes will fully anticipate important risks. In addition, it is impossible to eliminate completely the risk of error in the implementation of the models that guide QMA's quantitative investment processes, and it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Recent Events Risk. Events in the financial markets have caused, and may continue to cause, increased volatility and a significant decline in the value and liquidity of many securities. As a result, identifying investment risks and opportunities may be especially difficult. There is no assurance that steps taken by governments, and their agencies and instrumentalities, to support financial markets will continue, and the impact of regulatory changes on the markets may not be known for some time.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year and since inception of the Portfolio compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Portfolio's average annual returns compare to the returns of a custom blended stock index which includes stocks of companies with similar investment objectives. The Portfolio's custom blended stock index consists of the Russell 3000 Index (60%), MSCI EAFE Index (15%), and the Barclays Aggregate Bond Index (25%). Prudential Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year and since inception of the Portfolio compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also demonstrates how the Portfolio's average annual returns compare to the returns of a custom blended stock index which includes stocks of companies with similar investment objectives. The Portfolio's custom blended stock index consists of the Russell 3000 Index (60%), MSCI EAFE Index (15%), and the Barclays Aggregate Bond Index (25%). Prudential Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
10.11%	1st Quarter of 2012	-3.79%	2nd Quarter of 2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
AST Quantitative Modeling Portfolio | AST Quantitative Modeling Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,466
2012	rr_AnnualReturn2012	13.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.79%)
1 year	rr_AverageAnnualReturnYear01	13.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
AST Quantitative Modeling Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
AST Quantitative Modeling Portfolio | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011